DESCRIPTION OF BUSINESS AND SEGMENTED DISCLOSURES - Schedule of Capital Expenditures (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 1,454	$ 1,154	$ 3,824	$ 3,547
Acquisitions	3	7	11	268
Total Capital Expenditures	1,457	1,161	3,835	3,815
Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	1,233	999	3,382	3,112
Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	214	153	430	426
Oil Sands
Disclosure Of Reportable Segments [Line Items]
Acquisitions	3	7	10	235
Oil Sands | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	974	675	2,646	2,082
Conventional
Disclosure Of Reportable Segments [Line Items]
Acquisitions	0	0	1	33
Conventional | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	141	107	342	302
Offshore | Atlantic Region | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	109	194	334	674
Offshore | Asia Pacific | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	9	23	60	54
Canadian Refining | Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	25	33	101	83
U.S Refining | Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	189	120	329	343
Corporate and Eliminations
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 7	$ 2	$ 12	$ 9